ETF P2 02/18

SUPPLEMENT DATED february 28, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017, AS AMENDED DECEMBER 1, 2017,

OF

Franklin LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

(a series of Franklin Templeton ETF Trust)

Effective February 28, 2018, the number of shares per creation unit for the Franklin LibertyQ International Equity Hedged ETF (the “Fund”) will change from 200,000 to 100,000. All references in the Prospectus to the size of the Fund’s creation units is hereby changed from 200,000 shares to 100,000 shares.

Please keep this supplement with your Prospectus for future reference.

ETF SA1 02/18

SUPPLEMENT DATED february 28, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2017, AS AMENDED DECEMBER 1, 2017,

OF

Franklin LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

(a series of Franklin Templeton ETF Trust)

Effective February 28, 2018, the number of shares per creation unit for the Franklin LibertyQ International Equity Hedged ETF (the “Fund”) will change from 200,000 to 100,000. All references in the Statement of Additional Information to the size of the Fund’s creation units is hereby changed from 200,000 shares to 100,000 shares.

Please keep this supplement with your Statement of Additional Information for future reference.